36. COMMITMENTS (Details) R$ in Millions	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	R$ 200,803
Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	40,620
Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	77,259
Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,707
Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	7,829
Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	2,685
Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	53,448
Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	17,255
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,443
2020 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,701
2020 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,408
2020 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	334
2020 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	296
2020 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	240
2020 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,619
2020 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	845
2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	10,597
2021 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,538
2021 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,081
2021 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	334
2021 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	289
2021 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	251
2021 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,347
2021 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	757
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	10,988
2022 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,538
2022 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,035
2022 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	334
2022 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	291
2022 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	264
2022 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,808
2022 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	718
2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,093
2023 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,568
2023 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,281
2023 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	334
2023 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	299
2023 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	251
2023 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,679
2023 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	681
2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,604
2024 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,551
2024 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,724
2024 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	223
2024 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	302
2024 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	238
2024 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,913
2024 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	653
After 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	145,078
After 2025 [Member] | Purchase of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	32,724
After 2025 [Member] | Purchase Of Energy Auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	55,730
After 2025 [Member] | Purchase Of Energy Bilateral Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	148
After 2025 [Member] | Quotas of Angra 1 And Angra 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	6,352
After 2025 [Member] | Transport of Energy From Itaipu [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,441
After 2025 [Member] | Other Energy Purchase Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	35,082
After 2025 [Member] | Physical Quota Guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	R$ 13,601